Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 298	$ 346
Work-in-process	721	214
Finished goods	229	100
Total Inventory	$ 1,248	$ 660